Notes Payable (Tables)	12 Months Ended
Dec. 31, 2011
Notes Payable [Abstract]
Details of notes payable

	(in thousands)
	2011	2010
Various equipment and real estate notes payable with maturity dates April 2012 to August 2021, interest rates of 0.00%—6.34%	$17,745	$3,151
Eureka Hunter Pipeline, LLC second lien term loan due August 16, 2018, interest rate of 12.5%	31,000	—
Second lien term loan due October 13, 2016, interest rate of 8% at December 31, 2011	100,000	—
Senior revolving credit facility due April 13, 2016, interest rate of 3.55% at December 31, 2011	142,000	—
Senior revolving credit facility
Tranche A at 4.5% due November 23, 2012	—	23,500
Tranche B at 5.5%, due November 30, 2011	—	6,500

	$290,745	$33,151
Less: current portion	(4,681)	(7,132,	)

Total Long-Term Debt	$286,064	$26,019

Summary of approximate annual maturities of debt

(in thousands)
2012	$4,681
2013	3,185
2014	1,768
2015	4,218
Thereafter	276,893

$290,745